UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2008

[LOGO OF USAA]
   USAA(R)

                         [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

  =======================================

     SEMIANNUAL REPORT
     USAA TAX EXEMPT MONEY MARKET FUND
     SEPTEMBER 30, 2008

  =======================================

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests in high-quality, tax-exempt securities with remaining maturities of 397 days or less.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Portfolio of Investments                                                  10

   Notes to Portfolio of Investments                                         26

   Financial Statements                                                      27

   Notes to Financial Statements                                             30

EXPENSE EXAMPLE                                                              39

ADVISORY AGREEMENT                                                           41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

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

================================================================================

PRESIDENT'S MESSAGE

"AT SOME POINT, FUNDAMENTAL
VALUATIONS AND COOLER HEADS                      [PHOTO OF CHRISTOPHER W. CLAUS]
WILL PREVAIL."

--------------------------------------------------------------------------------

OCTOBER 2008

2008 has been a year for the history books -- one of the most volatile and challenging on record. That said, I believe the headlines that compare the current situation to the Great Depression are overly dramatic. Has the U.S. economy entered a recession? I believe so. The question is how long and severe it will be.

As of this writing, companies worldwide are dealing with a liquidity crunch in which they cannot get the financing they need to fund day-to-day operations. With their own stressed balance sheets to consider, banks and financial companies are hesitant to lend, concerned that they might not get their money back. This crisis of confidence, which has little to do with the fundamental value of stocks and bonds, has frozen the credit markets. Government action around the world should bring a thaw, but restoring confidence takes time.

With banks lending mainly to those with high credit scores, the day of reckoning has come for the American consumer. Many people are finding it difficult to get a mortgage, car loan, or new credit card. So they have reined in spending and are cleaning up their own balance sheets. In August, consumer borrowing fell for the first time in more than a decade, according to the Federal Reserve. Although the process is painful, the outcome should be healthy as more Americans begin living within their means and increasing their savings.

What  does  this  have  to  do  with  tax-exempt  bonds?   State  and  municipal
governments' tax revenues tend to decline during recessions, which may force them to cut expenses by reducing services, doing more with less,

================================================================================

2  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

and/or raising taxes. Fortunately, many have sound cost-management structures and are addressing potential budgetary issues. However, because of tight credit conditions, many also are finding it hard to borrow and paying higher interest rates for financing they do obtain.

The benefit to tax-exempt bondholders is a potentially higher yield. Indeed, as I write to you, many high-quality municipal securities are offering even higher yields than Treasuries. As the market stabilizes and liquidity improves, municipal bond prices are likely to increase, which potentially could add value to your tax-exempt holdings beyond the attractive after-tax yields you may have received already. In the meantime, we are taking advantage of what appear to be compelling buying opportunities.

We understand that market volatility is hard on you. However, financial markets tend to overreact on both the upside and the downside. At some point, fundamental valuations and cooler heads will prevail. If you are confident about the future of our country and have a time horizon of three to five years, I believe you will find yourself well positioned.

Furthermore, tax-exempt securities -- which generally offer income free from federal income taxes and, in some cases, state income taxes -- may become more appealing if rising federal budget deficits force the federal government to raise income taxes and decrease deductions.

At USAA Investment Management Company, we continue to be pleased with the income distributions of your tax-exempt funds. We see potential for recovery in the share price of these portfolios as things return to historical norms.

From all of us here, thank you for your trust and confidence. We value your business and the opportunity to help you with your investment needs.

Sincerely,

/s/ Christopher W. Claus

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF JOHN C. BONNELL]                         [PHOTO OF DALE R. HOFFMANN]

JOHN C. BONNELL, CFA                               DALE R. HOFFMANN
USAA Investment                                    USAA Investment
Management Company                                 Management Company

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM FROM APRIL 1, 2008, TO SEPTEMBER 30, 2008?

  The USAA Tax Exempt Money Market Fund performed well. For the six-month period ended September 30, 2008, the Fund ranked 2 out of 114 tax-exempt money market funds, according to iMoneyNet, Inc. Rankings are based on six-month net compound unannualized returns. The Fund returned 1.16%, compared to the 0.82% category average.

o WHAT WERE THE MARKET CONDITIONS?

  After a rate cut on April 30, the Federal Reserve Board (the Fed) held the federal funds rate steady at 2.00%. The pause came after a series of rate reductions begun in response to a liquidity squeeze in the credit markets, sparked by problems in the subprime mortgage sector. During most of the period, Fed governors appeared to be more concerned about inflation than weakening economic conditions.

  Yields on short-term municipal securities stayed relatively steady, then increased significantly in the final weeks of the period. The Bond Buyer One-Year Note Index started the period at 1.67% and peaked at 2.19% on September 30, 2008. Municipal variable-rate demand notes (VRDNs) remained attractive throughout the period.

  Refer to page 7 for benchmark definition.

  Past performance is no guarantee of future results.

================================================================================

4  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

  The SIFMA Municipal Swap Index, the index of seven-day VRDNs, started at 2.21% on April 1, 2008, and averaged 1.85% until mid-September. On September 17, 2008, the index reached 5.15% and then climbed to 7.96% during the final week of the month. The yields spiked as the supply of municipal VRDNs outpaced demand.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  We concentrated our purchases in VRDNs because they offered a better relative value than fixed-rate municipal securities. The VRDNs owned by the Fund also provide flexibility, because they can be sold at par value (100% of face value) with a notice of seven days or less.

  Tax-exempt VRDNs also outperformed their taxable counterparts, especially in September during a general flight to safety. As investors flocked to Treasuries in response to tighter credit conditions, the yields on tax-free VRDNs reset at higher-than-expected levels, adding to the Fund's dividend yield.

o WHAT IS THE OUTLOOK?

  The Fed is likely to cut short-term interest rates in the coming months in support of the U.S. economy and to help inject liquidity into the credit markets. Rest assured that we will continue to work diligently on your behalf, managing your Fund to seek to maintain its $1 price per share, while striving to maximize the tax-exempt income you receive. In addition, to make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax (AMT) for individuals.

  Thank you for the confidence you have placed in us.

  The Bond Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers:
  California, Colorado, Idaho, Los Angeles County, Michigan, New Jersey, New York City, Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues.

  The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND
(Ticker Symbol: USEXX)

--------------------------------------------------------------------------------
                                             9/30/08                 3/31/08
--------------------------------------------------------------------------------
Net Assets                              $3,391.1 Million        $2,920.7 Million
Net Asset Value Per Share                    $1.00                   $1.00

--------------------------------------------------------------------------------
                                             9/30/08                 3/31/08
--------------------------------------------------------------------------------
Dollar-Weighted Average
Portfolio Maturity                           15 Days                 24 Days

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/08
--------------------------------------------------------------------------------

3/31/08 to 9/30/08       1 Year       5 Years       10 Years       7-Day Yield
      1.16%*              2.64%        2.25%          2.35%           6.28%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

6  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

          o  7-DAY YIELD COMPARISON  o

       [CHART OF 7-DAY YIELD COMPARISON]

                 USAA TAX EXEMPT             iMONEYNET
                MONEY MARKET FUND             AVERAGE
 9/24/2007            3.36%                    3.12%
10/29/2007            3.10                     2.87
11/26/2007            3.22                     2.96
12/31/2007            3.12                     2.80
 1/28/2008            2.77                     2.37
 2/25/2008            2.34                     1.86
 3/31/2008            2.69                     1.76
 4/28/2008            2.53                     1.87
 5/19/2008            2.26                     1.47
 6/30/2008            1.89                     1.23
 7/28/2008            2.18                     1.60
 8/25/2008            1.78                     1.16
 9/29/2008            6.07                     5.05

                   [END CHART]

       Data represent the last Monday of each month. Ending date 9/29/08.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

             o  PORTFOLIO MIX -- 9/30/2008  o

               [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                       87.3%
Put Bonds                                         4.6%
Fixed-Rate Instruments                            1.6%

                     [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

                         TOP 10 INDUSTRIES AS OF 9/30/08
                           (% of Net Assets)

General Obligation ........................................    12.3%
Education .................................................    11.9%
Hospital ..................................................     9.2%
Electric Utilities ........................................     8.3%
Special Assessment/Tax/Fee ................................     7.5%
Water/Sewer Utility .......................................     6.0%
Municipal Finance .........................................     4.0%
Nursing/CCRC ..............................................     3.9%
Buildings .................................................     3.0%
Sales Tax .................................................     3.0%

You will find a complete list of securities that the Fund owns on pages 10-25.

================================================================================

8  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

     o  CUMULATIVE PERFORMANCE OF $10,000  o

        [CHART OF CUMULATIVE PERFORMANCE]

                                        USAA TAX EXEMPT
                                          MONEY MARKET
                                              FUND
09/30/98                                   $10,000.00
10/31/98                                    10,026.60
11/30/98                                    10,053.48
12/31/98                                    10,080.76
01/31/99                                    10,104.93
02/28/99                                    10,125.03
03/31/99                                    10,151.47
04/30/99                                    10,176.70
05/31/99                                    10,202.37
06/30/99                                    10,231.21
07/31/99                                    10,256.25
08/31/99                                    10,283.26
09/30/99                                    10,310.15
10/31/99                                    10,336.23
11/30/99                                    10,366.69
12/31/99                                    10,398.63
01/31/00                                    10,426.66
02/29/00                                    10,453.95
03/31/00                                    10,484.69
04/30/00                                    10,514.53
05/31/00                                    10,557.17
06/30/00                                    10,591.85
07/31/00                                    10,625.75
08/31/00                                    10,660.78
09/30/00                                    10,694.91
10/31/00                                    10,733.35
11/30/00                                    10,769.39
12/31/00                                    10,803.61
01/31/01                                    10,834.22
02/28/01                                    10,863.10
03/31/01                                    10,890.25
04/30/01                                    10,922.86
05/31/01                                    10,952.09
06/30/01                                    10,975.58
07/31/01                                    10,999.05
08/31/01                                    11,018.99
09/30/01                                    11,036.13
10/31/01                                    11,055.80
11/30/01                                    11,071.74
12/31/01                                    11,084.10
01/31/02                                    11,095.35
02/28/02                                    11,105.91
03/31/02                                    11,116.86
04/30/02                                    11,128.74
05/31/02                                    11,142.18
06/30/02                                    11,152.19
07/31/02                                    11,162.65
08/31/02                                    11,173.89
09/30/02                                    11,184.51
10/31/02                                    11,197.44
11/30/02                                    11,209.19
12/31/02                                    11,218.61
01/31/03                                    11,227.00
02/28/03                                    11,234.87
03/31/03                                    11,243.08
04/30/03                                    11,251.75
05/31/03                                    11,261.15
06/30/03                                    11,268.17
07/31/03                                    11,273.48
08/31/03                                    11,278.92
09/30/03                                    11,284.80
10/31/03                                    11,291.70
11/30/03                                    11,298.29
12/31/03                                    11,305.65
01/31/04                                    11,311.90
02/29/04                                    11,317.09
03/31/04                                    11,322.90
04/30/04                                    11,329.79
05/31/04                                    11,336.04
06/30/04                                    11,342.51
07/31/04                                    11,349.30
08/31/04                                    11,356.87
09/30/04                                    11,366.20
10/31/04                                    11,378.48
11/30/04                                    11,390.28
12/31/04                                    11,403.64
01/31/05                                    11,416.04
02/28/05                                    11,429.30
03/31/05                                    11,444.23
04/30/05                                    11,464.25
05/31/05                                    11,487.28
06/30/05                                    11,506.49
07/31/05                                    11,525.04
08/31/05                                    11,545.06
09/30/05                                    11,567.01
10/31/05                                    11,587.95
11/30/05                                    11,611.63
12/31/05                                    11,640.09
01/31/06                                    11,664.12
02/28/06                                    11,688.10
03/31/06                                    11,716.27
04/30/06                                    11,743.31
05/31/06                                    11,774.12
06/30/06                                    11,807.46
07/31/06                                    11,837.08
08/31/06                                    11,868.12
09/30/06                                    11,899.61
10/31/06                                    11,929.95
11/30/06                                    11,960.84
12/31/06                                    11,995.76
01/31/07                                    12,025.90
02/28/07                                    12,055.44
03/31/07                                    12,088.72
04/30/07                                    12,120.73
05/31/07                                    12,156.41
06/30/07                                    12,190.59
07/31/07                                    12,222.87
08/31/07                                    12,260.52
09/30/07                                    12,291.51
10/31/07                                    12,324.57
11/30/07                                    12,358.22
12/31/07                                    12,389.13
01/31/08                                    12,417.51
02/29/08                                    12,441.78
03/31/08                                    12,470.58
04/30/08                                    12,494.46
05/31/08                                    12,520.19
06/30/08                                    12,540.25
07/31/08                                    12,559.41
08/31/08                                    12,580.15
09/30/08                                    12,615.66

                   [END CHART]

      Data from 9/30/98 through 9/30/08.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

  The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for

================================================================================

10  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

  short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bank of New York Mellon, Bank of Nova Scotia, Branch Banking & Trust Co., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Royal Bank of Canada, Societe Generale, or U.S. Bank, N.A.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., JPMorgan Chase & Co., Merrill Lynch & Co., Minnesota General Obligation, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., National Rural Utility Corp., or Texas Permanent School Fund.

  (INS)  Principal  and interest  payments are insured by one of the  following:
         AMBAC Assurance Corp., N.A., Assured Guaranty Corp., Berkshire Hathaway Assurance, Financial Security Assurance Holdings Ltd., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  EDA  Economic Development Authority
  EDC  Economic Development Corp.
  IDA  Industrial Development Authority/Agency
  IDB  Industrial Development Board
  IDC  Industrial Development Corp.
  ISD  Independent School District
  PRE  Prerefunded to a date prior to maturity

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
           VARIABLE-RATE DEMAND NOTES (87.3%)

           ALABAMA (4.1%)
  $   100  Birmingham Medical Clinic Board (LOC - Wachovia Bank, N.A.)    7.56%    10/01/2028  $      100
    1,200  Foley Redevelopment Auth. (LOC - RBC Centura Bank)             8.20      6/01/2038       1,200
   11,170  Huntsville (LIQ)(a)                                            4.57      5/01/2037      11,170
    2,250  Huntsville Educational Building Auth. (LOC - SunTrust Bank)    8.46     12/01/2022       2,250
    2,430  Marengo County Port Auth. (LOC - Compass Bank)                 8.50      7/01/2026       2,430
   13,160  Phenix City (LOC - Columbus Bank & Trust Co.)                  8.25      8/15/2029      13,160
    6,715  Spanish Fort Cooperative District (LIQ)(NBGA)(a)               6.30      3/01/2037       6,715
   23,270  Spanish Fort Cooperative District (LIQ)(NBGA)(a)               6.35      3/01/2037      23,270
    8,500  Spanish Fort Redevelopment Auth. (LIQ)(LOC - Bank
             of America, N.A.)(a)                                         8.00      3/01/2012       8,500
    5,985  Sumiton Educational Building Auth. (LOC - First
             Commercial Bank)                                             8.46      5/01/2032       5,985
   10,000  Tuscaloosa County IDA (LOC - JPMorgan Chase
             Bank, N.A.)                                                  8.50      3/01/2027      10,000
    5,000  Tuscaloosa County Port Auth. (LOC - Columbus
             Bank & Trust Co.)                                            8.50     12/01/2026       5,000
   32,500  Tuscaloosa County Port Auth. (LOC - Compass Bank)              8.05     12/01/2031      32,500
   15,000  Tuscaloosa County Port Auth. (LOC - Columbus
             Bank & Trust Co.)                                            8.60      5/01/2032      15,000
                                                                                               ----------
                                                                                                  137,280
                                                                                               ----------
           ARIZONA (0.8%)
    5,000  Arizona Sports and Tourism Auth. (LOC - Allied Irish
             Banks plc)                                                   8.05      7/01/2036       5,000
    8,600  Glendale IDA (LOC - Bank of America, N.A.)                     8.10      5/01/2028       8,600
    5,480  Phoenix Civic Improvement Corp. (INS)(LIQ)(a)                  7.42      7/01/2041       5,480
    8,500  Verrado Western Overlay Community Facilities District
             (LOC - Compass Bank)                                         8.10      7/01/2029       8,500
                                                                                               ----------
                                                                                                   27,580
                                                                                               ----------
           ARKANSAS (0.2%)
    5,175  Texarkana (LOC - PNC Bank, N.A.)                               8.71      3/01/2021       5,175
                                                                                               ----------
           CALIFORNIA (1.8%)
   25,000  Department of Water Resources (INS)(LIQ)                       8.25      5/01/2017      25,000
   18,425  Health Facilities Financing Auth. (LOC - Bank of
             America, N.A.)                                               7.75      7/01/2025      18,425

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
  $13,200  Los Angeles Regional Airports Improvement Corp.
             (LOC - Societe Generale)                                     5.00%    12/01/2025  $   13,200
    5,350  Whittier (LOC - Key Bank, N.A.)                                8.60     12/01/2033       5,350
                                                                                               ----------
                                                                                                   61,975
                                                                                               ----------
           COLORADO (4.7%)
    5,000  Arista Metropolitan District (LOC - Compass Bank)              8.15     12/01/2030       5,000
      120  Aspen Valley Hospital District (LOC - Zions First
             National Bank)                                               7.73     10/15/2033         120
    6,510  Base Village Metropolitan District No. 2 (LOC - U.S.
             Bank, N.A.)                                                  8.05     12/01/2038       6,510
    7,800  Brighton Crossing Metropolitan District No. 4
             (LOC - Compass Bank)                                         8.10     12/01/2034       7,800
    4,350  Brighton Crossing Metropolitan District No. 4
             (LOC - Zions First National Bank)                            8.10     12/01/2035       4,350
   22,000  Centerra Metropolitan District No. 1 (LOC - Compass Bank)      8.10     12/01/2029      22,000
    8,625  Commerce City Northern Infrastructure General
             Improvement District (LOC - U.S. Bank, N.A.)                 8.05     12/01/2038       8,625
    6,500  Cornerstar Metropolitan District Co. (LOC - Compass Bank)      8.10     12/01/2037       6,500
    5,975  Denver Urban Renewal Auth. (LOC - Zions First National Bank)   8.50     12/01/2015       5,975
   11,800  Denver Urban Renewal Auth. (LOC - Compass Bank)                8.10      9/01/2017      11,800
    6,595  Denver Urban Renewal Auth. (LOC - Compass Bank)                8.10      9/01/2017       6,595
    2,265  Denver Urban Renewal Auth. (LOC - Compass Bank)                8.10      9/01/2017       2,265
   15,000  Denver Urban Renewal Auth. (LOC - U.S. Bank, N.A.)             8.00     12/01/2025      15,000
    2,275  El Paso County (LOC - JPMorgan Chase Bank, N.A.)               8.95     11/01/2021       2,275
    9,370  Health Facilities Auth. (INS)(LIQ)(a)                          6.29      3/01/2016       9,370
    1,255  Health Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)      8.95      1/01/2018       1,255
    9,430  Health Facilities Auth. (LIQ)(LOC - Citigroup, Inc.)(a)        8.22     11/15/2032       9,430
    1,700  Housing and Finance Auth. IDA (LOC - U.S. Bank, N.A.)          8.66      4/01/2009       1,700
   23,990  Jefferson Metropolitan District (LIQ)(NBGA)(a)                 9.30     12/01/2028      23,990
      880  Postsecondary Educational Facilities Auth.
             (LOC - Wells Fargo Bank, N.A.)                               8.15      6/01/2011         880
    1,640  Postsecondary Educational Facilities Auth.
             (LOC - JPMorgan Chase Bank, N.A.)                            8.95      4/01/2013       1,640
    6,650  Timnath Dev. Auth. (LOC - Compass Bank)                        8.10     12/01/2029       6,650
                                                                                               ----------
                                                                                                  159,730
                                                                                               ----------
           DELAWARE (0.2%)
    6,600  EDA IDA                                                        8.05     12/01/2014       6,600
                                                                                               ----------

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14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
           DISTRICT OF COLUMBIA (0.4%)
  $10,000  District of Columbia (LOC - JPMorgan Chase Bank, N.A.)         7.90%     7/01/2047  $   10,000
    3,495  Government (LIQ)(INS)(a)                                       4.24      6/01/2020       3,495
                                                                                               ----------
                                                                                                   13,495
                                                                                               ----------
           FLORIDA (7.9%)
    7,720  Bay County (LOC - Columbus Bank & Trust Co.)                   8.25      7/01/2027       7,720
   17,500  Broward County Educational Facilities Auth.
             (LOC - Bank of America, N.A.)                                5.50      4/01/2024      17,500
    5,995  Broward County School Board (INS)(LIQ)(a)                      4.86      7/01/2022       5,995
    5,380  Collier County School Board (INS)(LIQ)(a)                      4.61      2/15/2021       5,380
    8,805  Escambia County Health Facilities Auth.
             (LOC - Bank of America, N.A.)                                4.60     11/15/2015       8,805
   14,995  Escambia County Health Facilities Auth.
             (LOC - Bank of America, N.A.)                                4.60     11/15/2029      14,995
   10,710  Gulf Breeze (LOC - Bank of America, N.A.)                      8.01      3/31/2021      10,710
    7,250  Highlands County Health Facilities (LOC - SunTrust Bank)       8.28     11/15/2025       7,250
    4,000  Highlands County Health Facilities (LOC - SunTrust Bank)      10.00     11/15/2026       4,000
    3,335  Hillsborough County IDA (LIQ)(LOC - Citibank, N.A.)(a)         8.20     10/01/2041       3,335
   15,600  Jacksonville                                                   5.50      5/01/2029      15,600
    5,495  JEA (INS)(LIQ)(a)                                              5.97     10/01/2013       5,495
   24,115  Miami Dade County School Board (LIQ)
             (LOC - U.S. Bank, N.A.)(a)                                   4.44     11/01/2031      24,115
    1,035  Miami Dade County School Board (LIQ)(a)                        4.60     11/01/2031       1,035
   17,500  Orange County (LIQ)(LOC - U.S. Bank, N.A.)(a)                  4.33     10/01/2028      17,500
   12,800  Orange County IDA (LOC - Columbus Bank & Trust Co.)            7.85      4/01/2032      12,800
    1,500  Palm Beach County (LOC - Northern Trust Co.)                   8.40      3/01/2027       1,500
   19,885  Pembroke Pines (INS)(LIQ)                                      8.15      7/01/2032      19,885
    4,120  Pinellas County (INS)(LIQ)(a)                                  5.95      4/01/2012       4,120
    8,000  Polk County IDA (LOC - SunTrust Bank)                          5.50      9/01/2034       8,000
   27,000  Sunshine State (LOC - Dexia Credit Local)                      7.75      7/01/2016      27,000
   35,100  Sunshine State (LOC - Dexia Credit Local)                      8.15      7/01/2016      35,100
    8,630  Univ. of North Florida Financing Corp. (LIQ)
             (LOC - Deutsche Bank A.G.)(a)                                4.59     11/01/2027       8,630
                                                                                               ----------
                                                                                                  266,470
                                                                                               ----------
           GEORGIA (3.5%)
   20,000  Atlanta (LIQ)(INS)                                             8.50     11/01/2038      20,000
   42,695  Camden County Public Service Auth. (INS)(LIQ)                  7.25     12/01/2032      42,695
      750  Columbus Dev. Auth. (LOC - SunTrust Bank)                      8.50      7/01/2010         750
   10,635  Columbus Hospital Auth. (LOC - Columbus Bank & Trust Co.)      8.46      1/01/2031      10,635

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
  $ 3,000  DeKalb County Dev. Auth. (LOC - Bank of North Georgia)         8.46%    10/01/2032  $    3,000
    8,200  Gainesville and Hall County Dev. Auth. (LOC - La
             Salle National Bank, N.A. & Bank of America, N.A.)           4.60     11/15/2033       8,200
   28,050  Metropolitan Rapid Transit Auth. (LOC - Bayerische
             Landesbank & WestLB AG)                                      7.75      7/01/2025      28,050
    5,760  Peachtree Dev. Auth. (LOC - Columbus Bank & Trust Co.)         8.46     12/01/2033       5,760
                                                                                               ----------
                                                                                                  119,090
                                                                                               ----------
           HAWAII (0.3%)
    4,190  Pacific Health (LOC - Bank of Nova Scotia)                     8.12      7/01/2033       4,190
    5,130  Pacific Health (LOC - Bank of Nova Scotia)                     8.12      7/01/2033       5,130
                                                                                               ----------
                                                                                                    9,320
                                                                                               ----------
           ILLINOIS (4.4%)
   14,640  Chicago (LIQ)(a)                                               6.28      5/01/2014      14,640
    3,750  Chicago (INS)(LIQ)(a)                                          5.99      1/01/2016       3,750
    2,050  Chicago (LIQ)(INS)(a)                                          8.49      1/01/2017       2,050
   10,000  Chicago Board of Education (INS)(LIQ)(a)                       5.94      6/01/2016      10,000
    4,050  Chicago Board of Education (LIQ)(LOC - Deutsche Bank A.G.)(a)  4.75     12/01/2026       4,050
    8,295  Chicago Board of Education (LIQ)(INS)(a)                       4.11     12/01/2029       8,295
   23,615  Chicago Board of Education (LIQ)(LOC - Dexia Credit Local)(a)  4.21     12/01/2029      23,615
    4,200  Dev. Finance Auth.                                             8.15      1/01/2016       4,200
    1,355  Dev. Finance Auth. (LOC - Northern Trust Co.)                  8.68      8/01/2022       1,355
    3,260  Finance Auth. (LOC - Fifth Third Bank)                         8.06      3/01/2031       3,260
    4,500  Finance Auth. (LOC - Banco Santander Central Hispano)          8.07      7/01/2038       4,500
    1,625  Finance Auth. (LOC - RBS Citizens, N.A.)                      10.00      9/01/2043       1,625
   19,560  Metropolitan Pier and Exposition Auth. (INS)(LIQ)(a)           5.51     12/18/2024      19,560
   19,990  Metropolitan Pier and Exposition Auth. (LIQ)
             (LOC - Deutsche Bank A.G.)(a)                                5.00      6/15/2034      19,990
   16,440  Metropolitan Pier and Exposition Auth. (LIQ)
             (LOC - Deutsche Bank A.G.)(a)                                5.13     12/15/2034      16,440
    6,000  Metropolitan Pier and Exposition Auth. (LIQ)
             (LOC - Deutsche Bank A.G.)(a)                                4.85     12/15/2039       6,000
    4,249  Springfield Airport Auth.                                      7.75     10/15/2016       4,249
                                                                                               ----------
                                                                                                  147,579
                                                                                               ----------
           INDIANA (0.8%)
    5,175  Benton (LIQ)(a)                                                5.25      1/15/2014       5,175
      655  Crawfordsville (LOC - Federal Home Loan Bank-Indianapolis)     8.10      1/01/2030         655
    1,300  Huntington                                                     8.95      6/26/2014       1,300

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
  $13,660  Municipal Power Agency (INS)(LIQ)(a)                           8.19%     1/01/2016  $   13,660
    1,900  St. Joseph County (LOC - Wells Fargo Bank, N.A.)               8.15      6/01/2022       1,900
    5,655  Winona Lake (LOC - Fifth Third Bank)                           8.11      6/01/2031       5,655
                                                                                               ----------
                                                                                                   28,345
                                                                                               ----------
           IOWA (2.8%)
    6,850  Chillicothe                                                    8.15      1/01/2023       6,850
   12,750  Council Bluffs                                                 8.15      1/01/2025      12,750
    8,000  Finance Auth. (NBGA)                                           8.15     11/01/2015       8,000
   34,900  Louisa County                                                  8.35     10/01/2024      34,900
    1,910  Sheldon                                                        8.26     11/01/2015       1,910
   13,300  Wapello County (LOC - JPMorgan Chase Bank, N.A.)               8.00     10/01/2018      13,300
   17,005  Wapello County (LOC - JPMorgan Chase Bank, N.A.)               8.00     10/01/2031      17,005
                                                                                               ----------
                                                                                                   94,715
                                                                                               ----------
           KANSAS (0.1%)
    4,005  North Newton (LOC - U.S. Bank, N.A.)                           8.21      1/01/2023       4,005
                                                                                               ----------
           KENTUCKY (2.0%)
    1,850  Boone County (LOC - JPMorgan Chase Bank, N.A.)                 8.95     11/01/2021       1,850
   21,780  Economic Dev. Finance Auth. (INS)(LIQ)                        10.00      8/01/2018      21,780
    2,000  Frankfort                                                      8.95      5/07/2014       2,000
    9,005  Hancock County (LOC - SunTrust Bank)                           8.71      7/01/2010       9,005
    9,490  Hancock County (LOC - SunTrust Bank)                           8.71      7/01/2011       9,490
    1,770  Lexington-Fayette Urban County (LOC - JPMorgan
             Chase Bank, N.A.)                                            8.95      7/01/2021       1,770
   18,110  Louisville and Jefferson County (LIQ)(a)                       4.57      5/15/2036      18,110
    4,000  Williamstown (LOC - U.S. Bank, N.A.)                           8.00      7/01/2038       4,000
                                                                                               ----------
                                                                                                   68,005
                                                                                               ----------
           LOUISIANA (2.9%)
    1,550  Ascension Parish                                               8.95      9/01/2010       1,550
    4,600  Ascension Parish                                               8.10      3/01/2011       4,600
   19,960  East Baton Rouge                                               5.10     11/01/2019      19,960
   18,859  Municipal Securities Trust (LIQ)(LOC - Bank of
             New York)(a)                                                 8.25      5/29/2014      18,859
   12,050  Municipal Securities Trust (LIQ)(LOC - Bank of
             New York)(a)                                                 8.15      6/24/2022      12,050
    9,970  New Orleans (LOC - Capital One, N.A.)                          8.71      8/01/2024       9,970
    1,100  Public Facilities Auth.                                        8.10      8/01/2017       1,100
    1,830  Public Facilities Auth. (LIQ)(LOC - Branch Banking &
             Trust Co.)(a)                                                8.04      7/01/2018       1,830
    9,190  Public Facilities Auth. (LOC - Bank of New York)               8.15      4/01/2021       9,190
    3,875  Public Facilities Auth. (LOC - Capital One, N.A.)              8.71      7/01/2023       3,875
      700  Public Facilities Auth. (LOC - Capital One, N.A.)              8.71      7/01/2023         700

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
  $ 3,685  Public Facilities Auth. (LOC - Capital One, N.A.)              8.71%     7/01/2027  $    3,685
   11,550  State (LIQ)(INS)(a)                                            4.75      5/01/2036      11,550
                                                                                               ----------
                                                                                                   98,919
                                                                                               ----------
           MARYLAND (1.6%)
    1,000  Baltimore County IDA                                           8.95      3/01/2014       1,000
    5,000  Chestertown (LOC - RBS Citizens, N.A.)                         8.50      3/01/2038       5,000
    7,500  Gaithersburg (LIQ)(LOC - Citibank, N.A.)(a)                    8.20      1/01/2036       7,500
   20,200  Montgomery County (NBGA)(a)                                   11.00     11/01/2020      20,200
   21,125  Montgomery County Auth. (LOC - Manufacturers &
             Traders Trust Co.)                                           8.06     12/01/2027      21,125
                                                                                               ----------
                                                                                                   54,825
                                                                                               ----------
           MASSACHUSETTS (0.6%)
    5,500  Dev. Finance Agency (LOC - TD Banknorth, N.A.)                 8.03      9/01/2038       5,500
   15,250  State (LIQ)(LOC - Societe Generale)(a)                         4.44      8/01/2037      15,250
                                                                                               ----------
                                                                                                   20,750
                                                                                               ----------
           MICHIGAN (3.8%)
   11,875  Building Auth. (LIQ)(INS)(a)                                   3.98     10/15/2036      11,875
    7,100  Building Auth. (LIQ)(INS)(a)                                   4.75     10/15/2036       7,100
   10,500  Building Auth. (LIQ)(INS)(a)                                   4.75     10/15/2036      10,500
    7,300  Job Dev. Auth. (LOC - Sumitomo Mitsui Banking Corp.)           7.90     10/01/2008       7,300
   32,285  Marquette County (LOC - RBS Citizens, N.A.)                    8.21      3/01/2033      32,285
   32,140  Oakland County EDC (LOC - Fifth Third Bank)                    8.11      3/01/2029      32,140
   24,565  Strategic Fund                                                 7.50      6/01/2014      24,565
    4,400  Strategic Fund (LOC - Key Bank, N.A.)                          9.00      7/01/2020       4,400
                                                                                               ----------
                                                                                                  130,165
                                                                                               ----------
           MINNESOTA (0.9%)
    3,085  Canby Community Hospital District No.1                         8.26     11/01/2026       3,085
    4,300  North Suburban Hospital District (LOC - Wells Fargo
             Bank, N.A.)                                                  8.01      2/01/2013       4,300
    9,015  St. Cloud (INS)(LIQ)                                           7.96      5/01/2042       9,015
   13,790  State (LIQ)(a)                                                 8.27      6/01/2020      13,790
                                                                                               ----------
                                                                                                   30,190
                                                                                               ----------
           MISSISSIPPI (0.5%)
    1,330  Business Finance Corp. (LOC - Regions Bank)                    8.05     10/01/2018       1,330
    7,310  Business Finance Corp. (LOC - Hancock Bank)                    8.28      4/01/2033       7,310
    9,900  Business Finance Corp. (LOC - Hancock Bank)                    8.21     12/01/2036       9,900
                                                                                               ----------
                                                                                                   18,540
                                                                                               ----------
           MISSOURI (0.9%)
    4,500  Health and Educational Facilities Auth. (LOC - Allied
             Irish Banks plc)                                             8.30      6/01/2023       4,500

================================================================================

18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
  $   560  Health and Educational Facilities Auth.
              (LOC - Southwest Bank of St. Louis)                         9.50%     6/01/2023  $      560
    8,800  Health and Educational Facilities Auth.
             (LOC - Commerce Bank, N.A.)                                  8.37      7/01/2025       8,800
   10,345  Health and Educational Facilities Auth. (LOC - Bank
             of Oklahoma, N.A.)                                           8.40      7/01/2040      10,345
    6,600  Jackson County IDA (LOC - Commerce Bank, N.A.)                 8.37      7/01/2025       6,600
                                                                                               ----------
                                                                                                   30,805
                                                                                               ----------
           NEBRASKA (0.1%)
    2,130  Sarpy County                                                   8.95      7/01/2013       2,130
                                                                                               ----------
           NEVADA (2.5%)
   10,760  Clark County (INS)(LIQ)(a)                                     4.17      7/01/2019      10,760
   28,700  Clark County (LOC - Bayerische Landesbank)                     7.93      7/01/2029      28,700
   40,000  Clark County (LOC - Landesbank Baden-Wurttemberg)              7.93      7/01/2040      40,000
    3,750  Clark County School District (INS)(LIQ)(a)                     5.25     12/15/2013       3,750
                                                                                               ----------
                                                                                                   83,210
                                                                                               ----------
           NEW HAMPSHIRE (0.5%)
    4,240  Health and Education Facilities Auth. (LOC - TD
             Banknorth, N.A.)                                             8.05      9/01/2037       4,240
   11,365  Health and Education Facilities Auth. (LOC - RBS
             Citizens, N.A.)                                              8.00     10/01/2038      11,365
                                                                                               ----------
                                                                                                   15,605
                                                                                               ----------
           NEW JERSEY (2.4%)
   13,135  Camden County Improvement Auth. (LOC - TD Banknorth, N.A.)     8.00      8/01/2032      13,135
    3,335  EDA (LOC - Valley National Bank)                               9.50      3/01/2031       3,335
   25,000  EDA (LOC - Bank of America, N.A.)                              9.00      9/01/2033      25,000
    9,830  Health Care Facilities Financing Auth. (LIQ)
             (LOC - Bank of America, N.A.)(a)                             5.50      7/01/2013       9,830
   30,000  Transportation Trust Fund Auth. (LIQ)
             (LOC - Deutsche Bank A.G.)(a)                                4.09     12/15/2036      30,000
                                                                                               ----------
                                                                                                   81,300
                                                                                               ----------
           NEW YORK (2.2%)
    4,000  Broome County IDA (LOC - Manufacturers & Traders Trust Co.)    8.01      7/01/2023       4,000
   20,000  Dormitory Auth. (LIQ)(INS)                                     8.15      2/15/2021      20,000
    8,000  Long Island Power Auth. (LIQ)(INS)                             7.75     12/01/2029       8,000
    3,235  Monroe County IDA (LOC - Manufacturers & Traders Trust Co.)    8.04     12/01/2034       3,235
    2,000  New York City (LIQ)(a)                                         5.25      1/01/2015       2,000
    1,845  New York City Municipal Water Finance Auth. (LIQ)(a)           4.75      6/15/2013       1,845

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
  $ 1,300  New York City Trust for Cultural Resources (PRE)(LIQ)(a)       4.40%     7/01/2029  $    1,300
    4,100  Thruway Auth. (LIQ)(a)                                         7.87      4/01/2013       4,100
   31,310  Triborough Bridge and Tunnel Auth. (LIQ)(a)                    4.72     11/15/2018      31,310
                                                                                               ----------
                                                                                                   75,790
                                                                                               ----------
           OHIO (4.9%)
   30,000  Air Quality Dev. Auth. (LOC - Key Bank, N.A.)                 10.00     12/01/2023      30,000
    9,700  Air Quality Dev. Auth.                                         8.70      9/01/2030       9,700
    4,900  Akron, Bath and Copley Joint Township Hospital
             District (LOC - JPMorgan Chase Bank, N.A.)                  10.00     11/01/2034       4,900
    6,365  Cincinnati School District (LIQ)(INS)(a)                       4.63     12/15/2032       6,365
      370  Clark County (INS)(LIQ)                                        5.00     10/01/2027         370
      275  Clark County (INS)(LIQ)                                        5.00     10/01/2027         275
    6,000  Clark County IDA (LOC - Deutsche Bank A.G.)                    9.33     12/01/2010       6,000
    1,680  Clermont County (LOC - Fifth Third Bank)                       8.21      8/01/2022       1,680
      410  Crawford County (LOC - Huntington National Bank)               9.20     10/01/2023         410
      715  Cuyahoga County (LOC - JPMorgan Chase Bank, N.A.)              8.90     11/01/2019         715
    3,600  Hilliard (LOC - U.S. Bank, N.A.)                               8.66      8/01/2012       3,600
   10,100  Lorain County (LOC - JPMorgan Chase Bank, N.A.)               10.00     11/01/2021      10,100
   13,300  Lorain County (LOC - JPMorgan Chase Bank, N.A.)               10.00      5/01/2026      13,300
    2,800  Meigs County (LOC - U.S. Bank, N.A.)                           8.66      8/01/2012       2,800
   21,890  Northeast Regional Sewer District (LIQ)(a)                     4.63     11/15/2033      21,890
   24,450  Univ. of Akron (INS)(LIQ)                                      6.75      1/01/2029      24,450
   25,530  Univ. of Akron (INS)(LIQ)                                      6.75      1/01/2029      25,530
    3,000  Warren County (LOC - U.S. Bank, N.A.)                          8.66      8/01/2012       3,000
    1,850  Water Dev. Auth. (LOC - Barclays Bank plc)                     8.25      8/01/2029       1,850
                                                                                               ----------
                                                                                                  166,935
                                                                                               ----------
           OKLAHOMA (3.3%)
    8,700  Garfield County Industrial Auth.                               8.35      1/01/2025       8,700
    2,700  IDA (LOC - JPMorgan Chase Bank, N.A.)                          8.95      8/01/2018       2,700
   32,400  Muskogee Industrial Trust                                      8.14      1/01/2025      32,400
   55,900  Muskogee Industrial Trust                                      7.75      6/01/2027      55,900
   11,700  Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)          8.25     11/01/2026      11,700
                                                                                               ----------
                                                                                                  111,400
                                                                                               ----------
           OREGON (1.1%)
   38,100  Port of Portland (LOC - Bank of Tokyo-Mitsubishi UFJ, Ltd.)    7.75     12/01/2014      38,100
                                                                                               ----------
           PENNSYLVANIA (5.2%)
   30,045  Allegheny County Hospital Dev. Auth. (LIQ)(NBGA)(a)            5.09      1/15/2011      30,045
    6,500  Beaver County IDA (LOC - Key Bank, N.A.)                       8.25      3/01/2017       6,500
    1,700  Chartiers Valley Industrial and Commercial Dev. Auth.          7.75     11/15/2017       1,700
   11,565  Elizabethtown IDA (LOC - Fulton Bank)                          8.10      6/15/2029      11,565

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
  $11,500  Higher Educational Facilities Auth. (LOC - Citizens
             Bank of Pennsylvania)                                        7.75%    11/01/2037  $   11,500
   12,175  Lancaster Municipal Auth. (LOC - Fulton Bank)                  7.75      5/01/2036      12,175
   12,350  Northampton County IDA (LOC - Fulton Bank)                     8.10      1/01/2038      12,350
   13,095  Philadelphia (INS)(LIQ)(a)                                     5.63      3/01/2013      13,095
   39,100  Philadelphia (LIQ)(INS)                                        8.50      8/01/2031      39,100
    9,985  Reading School District (LIQ)(LOC - Deutsche Bank A.G.)(a)     5.16      1/15/2034       9,985
    9,225  School District of Philadelphia (INS)(LIQ)(a)                  5.25      6/01/2023       9,225
   20,560  Water Auth. (LIQ)(INS)                                         8.50     11/01/2024      20,560
                                                                                               ----------
                                                                                                  177,800
                                                                                               ----------
           PUERTO RICO (1.2%)
   41,690  Commonwealth (LIQ)(LOC - Bank of America, N.A.)(a)             8.00      7/01/2011      41,690
                                                                                               ----------
           SOUTH CAROLINA (0.4%)
    5,750  Educational Facilities Auth. (LOC - National Bank of
             South Carolina)                                              8.46     10/01/2033       5,750
    8,150  Jobs EDA (LOC - SunTrust Bank)                                 8.50     11/01/2035       8,150
                                                                                               ----------
                                                                                                   13,900
                                                                                               ----------
           SOUTH DAKOTA (1.6%)
    3,975  Health and Educational Facilities Auth.                        8.26     11/01/2020       3,975
    4,075  Health and Educational Facilities Auth.                        8.26     11/01/2025       4,075
    8,620  Health and Educational Facilities Auth.                        8.26     11/01/2027       8,620
   36,495  Health and Educational Facilities Auth. (LOC - Allied
             Irish Banks plc)                                             7.99      7/01/2033      36,495
                                                                                               ----------
                                                                                                   53,165
                                                                                               ----------
           TEXAS (10.3%)
   11,000  Atascosa County IDC (NBGA)                                     8.20      6/30/2020      11,000
    1,120  Bell County Health Facilities Dev. Corp.
             (LOC - JPMorgan Chase Bank, N.A.)                            8.95      5/01/2023       1,120
    2,615  Cameron Education Corp. (LOC - JPMorgan Chase Bank, N.A.)      8.95      6/01/2031       2,615
    4,995  Clear Creek ISD (LIQ)(NBGA)(a)                                 4.53      2/15/2015       4,995
    9,105  Crawford Education Facilities Corp. (LOC - BNP Paribas)        8.05      5/01/2035       9,105
    8,210  Denton County (LIQ)(a)                                         5.25      7/15/2011       8,210
   27,625  Denton County (LIQ)(a)                                         4.63      1/15/2025      27,625
    9,570  El Paso County Hospital District (LIQ)(a)                      4.75      8/15/2013       9,570
   10,275  Forney ISD (LIQ)(NBGA)(a)                                      4.60      8/15/2033      10,275
    5,000  Fort Bend ISD (LIQ)(NBGA)(a)                                   6.07      2/15/2016       5,000
   12,000  Harris County (LIQ)(LOC - U.S. Bank, N.A.)(a)                  4.20      8/15/2012      12,000
    9,425  Houston (LIQ)(LOC - Deutsche Bank A.G.)(a)                     4.06      7/01/2026       9,425
   12,205  Houston (LIQ)(LOC - Deutsche Bank A.G.)(a)                     4.56     11/15/2026      12,205

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
  $14,550  Houston (INS)(LIQ)(a)                                          4.44%     5/15/2027  $   14,550
   18,655  Houston (INS)(LIQ)(a)                                          4.82     11/15/2031      18,655
   13,335  Houston (LIQ)(INS)(a)                                          4.52      7/01/2032      13,335
    6,390  Houston ISD (LIQ)(NBGA)(a)                                     4.39      1/09/2014       6,390
    6,475  Judson ISD (INS)(LIQ)(a)                                       6.44      2/01/2037       6,475
    5,035  Katy ISD (LIQ)(NBGA)(a)                                        4.55      8/15/2027       5,035
   16,230  Lake Travis ISD (LIQ)(NBGA)(a)                                 4.41      2/15/2014      16,230
   10,495  Midlothian ISD (LIQ)(NBGA)(a)                                  4.43      8/15/2013      10,495
    1,800  North Central IDA                                              8.95     10/01/2013       1,800
   24,000  Rockwall ISD (LIQ)(NBGA)(a)                                    5.36      2/24/2009      24,000
   13,240  San Antonio (LIQ)(a)                                           4.65      8/01/2013      13,240
   25,000  Tarrant County Health Facilities Dev. (LOC - HSH Nordbank AG)  6.00      8/15/2036      25,000
   19,500  Transportation Commission (LIQ)(a)                             8.25      4/01/2033      19,500
    9,090  Transportation Commission (LIQ)(a)                             4.75      4/01/2035       9,090
    5,800  Trinity Higher Educational Facilities Corp.
             (LOC - Amegy Bank)                                           8.16      4/01/2038       5,800
   25,635  Turnpike Auth. (INS)(LIQ)(a)                                   4.72      8/15/2042      25,635
   10,000  Tyler (PRE)(LIQ)(a)                                            4.85      9/01/2030      10,000
                                                                                               ----------
                                                                                                  348,375
                                                                                               ----------
           UTAH (0.7%)
    9,985  Board of Regents (LIQ)(LOC - Dexia Credit Local)(a)            4.61      4/01/2029       9,985
   13,435  Transit Auth. (LIQ)(INS)(a)                                    4.55      6/15/2036      13,435
                                                                                               ----------
                                                                                                   23,420
                                                                                               ----------
           VIRGINIA (1.7%)
   20,975  Alexandria IDA (LOC - Branch Banking & Trust Co.)              8.00     10/01/2030      20,975
    4,875  Alexandria IDA (LOC - Branch Banking & Trust Co.)              8.00     10/01/2035       4,875
    8,505  Russell 150 Community Dev. Auth. (LIQ)(NBGA)(a)                5.57      3/01/2036       8,505
   22,995  Univ. of Virginia (LIQ)(a)                                     7.03      6/01/2016      22,995
                                                                                               ----------
                                                                                                   57,350
                                                                                               ----------
           WASHINGTON (2.3%)
    9,315  Central Puget Sound Regional Transit Auth. (INS) (LIQ)(a)      6.03     11/01/2015       9,315
    7,495  Central Washington Univ. (INS)(LIQ)(a)                         6.07      5/01/2016       7,495
    3,385  Economic Dev. Finance Auth. (LOC - Bank of America, N.A.)      8.13      6/01/2029       3,385
    7,940  Health Care Facilities Auth. (INS)(LIQ)(a)                     5.59      8/15/2013       7,940
    7,000  Health Care Facilities Auth. (LOC - Key Bank, N.A.)            8.00      2/01/2038       7,000
   10,560  Higher Education Facilities Auth.                              8.33     10/01/2031      10,560
   10,060  Housing Finance Commission (LOC - Key Bank, N.A.)              5.75      1/01/2027      10,060
   13,000  Housing Finance Commission (LOC - Key Bank, N.A.)              8.09      7/01/2038      13,000

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
$   4,000  Housing Finance Commission (LOC - Key Bank, N.A.)              8.00%     4/01/2043  $    4,000
    6,325  State (LIQ)(a)                                                 4.68     12/01/2014       6,325
                                                                                               ----------
                                                                                                   79,080
                                                                                               ----------
           WEST VIRGINIA (0.5%)
    2,775  Harrison County (LOC - U.S. Bank, N.A.)                        8.66     12/01/2012       2,775
    9,630  Marshall County                                                8.10      3/01/2026       9,630
    3,100  Monongalia County (LOC - U.S. Bank, N.A.)                      8.66     12/01/2012       3,100
    2,200  Ripley (LOC - U.S. Bank, N.A.)                                 8.66     12/01/2012       2,200
                                                                                               ----------
                                                                                                   17,705
                                                                                               ----------
           WISCONSIN (0.5%)
      820  Health and Educational Facilities Auth.
             (LOC - JPMorgan Chase Bank, N.A.)                            8.95      5/01/2026         820
    8,000  Milwaukee                                                      8.45      9/01/2015       8,000
    2,340  Milwaukee Redevelopment Auth. (LOC - JPMorgan
             Chase Bank, N.A.)                                            8.75      5/01/2025       2,340
    7,250  Sheboygan                                                      8.45      9/01/2015       7,250
                                                                                               ----------
                                                                                                   18,410
                                                                                               ----------
           WYOMING (0.7%)
   16,500  Converse County                                                9.70     12/01/2020      16,500
    6,305  Sweetwater County                                              9.70     12/01/2020       6,305
                                                                                               ----------
                                                                                                   22,805
                                                                                               ----------
           Total Variable-Rate Demand Notes (cost: $2,961,728)                                  2,961,728
                                                                                               ----------
           PUT BONDS (4.6%)

           ALABAMA (0.8%)
   20,000  Chatom IDB (NBGA)                                              2.00     11/15/2038      20,000
    8,000  Mobile IDB                                                     2.00      7/15/2034       8,000
                                                                                               ----------
                                                                                                   28,000
                                                                                               ----------
           COLORADO (1.0%)
    7,000  Bachelor Gulch Metropolitan District (LOC - Compass Bank)      3.60     12/01/2023       7,000
    4,500  Central Platte Valley Metropolitan District
             (LOC - BNP Paribas)                                          3.50     12/01/2031       4,500
    3,200  Central Platte Valley Metropolitan District
             (LOC - BNP Paribas)                                          3.50     12/01/2036       3,200
    4,510  Parker Automotive Metropolitan District
             (LOC - U.S. Bank, N.A.)                                      3.50     12/01/2034       4,510
    7,500  Triview Metropolitan District (LOC - Compass Bank)             3.60     11/01/2023       7,501
    5,915  Triview Metropolitan District (LOC - Compass Bank)             3.60     11/01/2023       5,915
                                                                                               ----------
                                                                                                   32,626
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
           MISSISSIPPI (0.3%)
  $ 8,645  Claiborne County (NBGA)                                        1.80%    12/01/2015  $    8,645
                                                                                               ----------
           MONTANA (1.4%)
    9,520  Board of Investments (NBGA)                                    3.25      3/01/2017       9,520
   12,110  Board of Investments (NBGA)                                    3.25      3/01/2018      12,110
   11,750  Board of Investments (NBGA)                                    3.25      3/01/2025      11,750
   12,635  Board of Investments (NBGA)                                    3.25      3/01/2028      12,635
                                                                                               ----------
                                                                                                   46,015
                                                                                               ----------
           OHIO (0.4%)
   15,000  Ohio State Univ.                                               3.75     12/01/2028      15,000
                                                                                               ----------
           PENNSYLVANIA (0.5%)
    2,000  Cumberland County Municipal Auth. (LOC - Citizens
             Bank of Pennsylvania)                                        3.45     11/01/2026       2,000
    3,000  Higher Educational Facilities Auth. (LOC - Allied Irish
             Banks plc)                                                   3.45     11/01/2031       3,000
    1,900  Higher Educational Facilities Auth. (LOC - Wachovia
             Bank, N.A.)                                                  3.42     11/01/2034       1,900
    9,080  Montgomery County IDA (LOC - Wachovia Bank, N.A.)              2.85      4/01/2037       9,080
                                                                                               ----------
                                                                                                   15,980
                                                                                               ----------
           TEXAS (0.2%)
    8,500  Northside ISD (LIQ)(NBGA)                                      2.00      8/01/2033       8,500
                                                                                               ----------
           Total Put Bonds (cost: $154,766)                                                       154,766
                                                                                               ----------
           FIXED-RATE INSTRUMENTS (1.6%)

           MINNESOTA (0.3%)
    1,000  East Grand Forks ISD (NBGA)                                    2.50      9/24/2009       1,004
    3,295  Greenway ISD (NBGA)                                            2.50      9/17/2009       3,309
    3,750  Litchfield ISD (NBGA)                                          2.50      9/17/2009       3,766
    1,415  New York Mills ISD (NBGA)                                      2.75      9/21/2009       1,425
    1,875  Waseca ISD (NBGA)                                              2.50      9/23/2009       1,882
                                                                                               ----------
                                                                                                   11,386
                                                                                               ----------
           MONTANA (0.1%)
    4,685  Board of Investments (NBGA)                                    3.25      3/01/2009       4,685
                                                                                               ----------
           OHIO (0.1%)
    3,210  Mahoning County                                                4.20     11/26/2008       3,213
                                                                                               ----------
           TEXAS (0.9%)
   10,000  Houston                                                        1.80      1/15/2009      10,000
   20,155  North Texas Tollway Auth.                                      4.13     11/19/2008      20,155
                                                                                               ----------
                                                                                                   30,155
                                                                                               ----------

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON      FINAL          VALUE
(000)      SECURITY                                                       RATE      MATURITY        (000)
---------------------------------------------------------------------------------------------------------
           WASHINGTON (0.2%)
   $5,025  Olympus Terrace Sewer District                                 3.68%    11/01/2008  $    5,025
                                                                                               ----------
           Total Fixed-Rate Instruments (cost: $54,464)                                            54,464
                                                                                               ----------

           TOTAL INVESTMENTS (COST: $3,170,958)                                                $3,170,958
                                                                                               ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are  determined by procedures and practices  discussed in
  Note 1 to the financial statements.

  The cost of securities at September 30, 2008, for federal income tax purposes, was approximately the same as that reported in the financial statements.

  The  portfolio  of  investments   category  percentages  shown  represent  the
  percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)    $3,170,958
  Cash                                                                           161
  Receivables:
    Capital shares sold                                                       24,259
    Interest                                                                  15,673
    Securities sold                                                          257,400
                                                                          ----------
      Total assets                                                         3,468,451
                                                                          ----------
LIABILITIES
  Payables:
    Securities purchased                                                      65,360
    Capital shares redeemed                                                   10,758
    Dividends on capital shares                                                  190
  Accrued management fees                                                        780
  Accrued transfer agent's fees                                                  168
  Other accrued expenses and payables                                            140
                                                                          ----------
    Total liabilities                                                         77,396
                                                                          ----------
      Net assets applicable to capital shares outstanding                 $3,391,055
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $3,390,613
  Accumulated undistributed net investment income                                 35
  Accumulated net realized gain on investments                                   407
                                                                          ----------
      Net assets applicable to capital shares outstanding                 $3,391,055
                                                                          ==========
  Capital shares outstanding, unlimited number of shares
      authorized, no par value                                             3,390,614
                                                                          ==========
   Net asset value, redemption price, and offering price per share        $     1.00
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                            $45,478
                                                                             -------
EXPENSES
  Management fees                                                              4,546
  Administration and servicing fees                                            1,624
  Transfer agent's fees                                                        1,369
  Custody and accounting fees                                                    180
  Postage                                                                         56
  Shareholder reporting fees                                                      39
  Trustees' fees                                                                   9
  Registration fees                                                               36
  Professional fees                                                               51
  Other                                                                           24
                                                                             -------
    Total expenses                                                             7,934
  Expenses paid indirectly                                                        (7)
                                                                             -------
    Net expenses                                                               7,927
                                                                             -------
NET INVESTMENT INCOME                                                         37,551
                                                                             -------
NET REALIZED GAIN ON INVESTMENTS
    Net realized gain                                                             98
                                                                             -------
Increase in net assets resulting from operations                             $37,649
                                                                             =======

See accompanying notes to financial statements.

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2008 (unaudited), and year ended March 31, 2008

--------------------------------------------------------------------------------

                                                                  9/30/2008        3/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $   37,551       $    79,812
  Net realized gain on investments                                       98               365
                                                                 ----------------------------
    Increase in net assets resulting from operations                 37,649            80,177
                                                                 ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (37,547)          (79,812)
  Net realized gains                                                      -               (79)
                                                                 ----------------------------
    Distributions to shareholders                                   (37,547)          (79,891)
                                                                 ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       1,378,301         2,020,756
  Reinvested dividends                                               36,724            78,074
  Cost of shares redeemed                                          (944,722)       (1,597,753)
                                                                 ----------------------------
    Increase in net assets from capital share transactions          470,303           501,077
                                                                 ----------------------------
  Net increase in net assets                                        470,405           501,363

NET ASSETS
  Beginning of period                                             2,920,650         2,419,287
                                                                 ----------------------------
  End of period                                                  $3,391,055       $ 2,920,650
                                                                 ============================
Accumulated undistributed net investment income:
  End of period                                                  $       35       $        31
                                                                 ----------------------------
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                     1,378,301         2,020,756
  Shares issued for dividends reinvested                             36,724            78,074
  Shares redeemed                                                  (944,722)       (1,597,753)
                                                                 ----------------------------
    Increase in shares outstanding                                  470,303           501,077
                                                                 ============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value
        (NAV) approved by the Trust's Board of Trustees.

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30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level  1  --  inputs  to  the  valuation   methodology   are  quoted  prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets carried at fair value:

VALUATION INPUTS                                  INVESTMENTS IN SECURITIES
---------------------------------------------------------------------------
Level 1 -- Quoted Prices                               $            -
Level 2 -- Other Significant Observable Inputs          3,170,958,000
Level 3 -- Significant Unobservable Inputs                          -
---------------------------------------------------------------------------
Total                                                  $3,170,958,000
---------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2008.

F. GUARANTEE PROGRAM -- The Fund participates in the Temporary Guarantee Program for Money Market Funds (the Program) offered by the U.S. Department of the Treasury (the U.S. Treasury). Subject to certain terms and conditions, the Program provides coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008. If the Fund's NAV

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32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    declines to below $0.995 after that date (Guarantee Event), the Program will provide coverage to Fund shareholders for up to $1 per share for the lesser of either the number of shares the shareholder held in the Fund at the close of business on that date or the number of shares the shareholder holds on the date that the Guarantee Event occurs. Fund shares acquired after September 19, 2008, generally are not covered under the Program. Additionally, shareholders not invested in the Fund on September 19, 2008, or shareholders who had a zero balance after September 19, 2008, will not be covered under the Program. The Fund will be responsible for payment of fees required to participate in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the initial three-month term of the Program (ending December 18, 2008) is 0.01% of the number of shares outstanding of the Fund as of September 19, 2008. As a requirement of participation in the Program, the Fund has agreed to liquidate within approximately 30 days if a Guarantee Event occurs. Participation in the Program does not guarantee a $1 NAV upon redemption or liquidation of shares. The amount of coverage is dependent on the availability of assets in the Exchange Stabilization Fund as determined by the U.S. Treasury. The Program will provide coverage to shareholders as of September 19, 2008, for an initial three-month term. Following the initial three-month term, the Secretary of the U.S. Treasury (the Secretary) has the option to renew the Program up to the close of business on September 18, 2009. The Program will not automatically extend for the full year without the Secretary's approval. If the program is extended, the Trust's Board of Trustees will consider whether to continue to participate, and the Fund would have to renew its participation and pay additional fees required at the extension point to maintain coverage. If the Secretary chooses not to renew the Program at the end of the initial three-month term, the Program will terminate. The U.S. Treasury and the Internal Revenue Service have issued guidance that confirms participation in the Program will not be treated as a federal guarantee that jeopardizes the tax-exempt treatment of payments by the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2008, these custodian and other bank credits reduced the Fund's expenses by $7,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are

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34  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 7.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2009, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of September 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the six-month period ended September 30, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $4,546,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,624,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2008, the Fund reimbursed the Manager $22,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,369,000.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

36  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

A.  SFAS NO. 159,  "THE FAIR VALUE  OPTION FOR  FINANCIAL  ASSETS AND  FINANCIAL
    LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                                SEPTEMBER 30,                                YEAR ENDED MARCH 31,
                               ----------------------------------------------------------------------------------------------
                                     2008             2008             2007            2006             2005             2004
                               ----------------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $     1.00       $     1.00       $     1.00      $     1.00       $     1.00       $     1.00
                               ----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income               .01              .03              .03             .02              .01              .01
  Net realized gain                   .00(a)           .00(a)           .00(a)            -                -              .00(a)
                               ----------------------------------------------------------------------------------------------
Total from investment
  operations                          .01              .03              .03             .02              .01              .01
                               ----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (.01)            (.03)            (.03)           (.02)            (.01)            (.01)
  Realized capital gains                -             (.00)(a)            -               -                -                -
                               ----------------------------------------------------------------------------------------------
Total distributions                  (.01)            (.03)            (.03)           (.02)            (.01)            (.01)
                               ----------------------------------------------------------------------------------------------
Net asset value at
  end of period                $     1.00       $     1.00       $     1.00      $     1.00       $     1.00       $     1.00
                               ==============================================================================================
Total return (%)*                    1.34             3.17             3.19(b)         2.36             1.07              .71
Net assets at end
  of period (000)              $3,391,055       $2,920,650       $2,419,287      $2,393,135       $1,886,910       $1,858,366
Ratios to average
  net assets:**
  Expenses (%)(c)                     .49(d)           .50              .49(b)          .47              .47              .47
  Net investment
    income (%)                       2.31(d)          3.11             3.14            2.36             1.07              .71

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the six-month period ended September 30, 2008, average net assets were $3,241,897,000.
(a)   Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

38  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING               ENDING              DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE         APRIL 1, 2008 -
                                   APRIL 1, 2008       SEPTEMBER 30, 2008     SEPTEMBER 30, 2008
                                   -------------------------------------------------------------
Actual                              $1,000.00             $1,013.40                  $2.47

Hypothetical
  (5% return before expenses)        1,000.00              1,022.61                   2.48

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.34% for the six-month period of April 1, 2008, through September 30, 2008.

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40  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees ("the Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund

================================================================================

                                                        ADVISORY AGREEMENT |  41

================================================================================

performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of

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42  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail tax-exempt money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various

================================================================================

                                                        ADVISORY AGREEMENT |  43

================================================================================

services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the one-year period ended December 31, 2007, and was in the top 10% of its performance universe for the three- and five-year periods ended December 31, 2007.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other

================================================================================

44  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  45

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         activity, and fund prices; or exchange or
                                       redeem fund shares.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC's Web site at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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================================================================================

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39598-1108                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    11-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11-20-2008
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11-20-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.